Stockholders' Equity - Additional Information (Detail) - USD ($)				3 Months Ended			9 Months Ended			12 Months Ended
	Jun. 04, 2019	Oct. 22, 2018	Jun. 23, 2016	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2018	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Series A Preferred stock, shares authorized				50,000,000			50,000,000			1	1
Series A Preferred stock, shares issued				0			0			1	1
Series A Preferred stock, par value				$ 0.001			$ 0.001			$ 0.001	$ 0.001
Percentage of vesting stock options										20.00%
Stock option exercisable period										10 years
Performance-based options exercisable period										10 years
Percentage of outstanding shares										10.00%
Stock-based compensation expense				$ 2,892,000	$ 121,000		$ 25,853,000	$ 384,000		$ 10,409,000	$ 1,659,000	$ 2,905,000
Cash dividend per share		$ 2.10	$ 1.23
Cash dividend paid										153,600,000
Stock-based compensation										10,409,000	$ 1,659,000
Dividend Payment		$ 8,700,000	$ 1,300,000
Globe Intermediate Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend paid to parent		$ 152,200,000	86,500,000
Cash dividend paid										$ 1,400,000
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value				$ 0.001			$ 0.001			$ 0.001	$ 0.001
Nonvoting Common
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value				$ 0.001			$ 0.001			$ 0.001	$ 0.001
Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Series A Preferred stock, shares authorized										1
Series A Preferred stock, shares issued										1
Series A Preferred stock, par value										$ 0.001
Series A Preferred stock, voting rights										No voting rights
Preferred Stock Series A, Liquidation Preference Per Share										$ 1.00
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued under the plan							195,135
Unamortized compensation cost				$ 4,300,000			$ 4,300,000			$ 400,000
Stock-based compensation expense				900,000		$ 100,000	$ 1,200,000		$ 300,000	$ 400,000
Amortization period							2 years 1 month 13 days
Outstanding (shares)										80,820	100,804	54,118
Time Based Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation cost				11,300,000			$ 11,300,000			$ 25,700,000
Stock-based compensation expense				$ 1,900,000	$ 1,300,000		$ 24,400,000	$ 23,700,000
Amortization period							3 years 6 months 10 days
Outstanding (shares)				6,928,511			6,928,511			5,798,375	5,528,836	5,401,780
Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized compensation cost				$ 26,100,000			$ 26,100,000			$ 25,500,000
Dividends received			$ 1.23
Exercisable Dividend Paid		$ 2.10
Outstanding (shares)				5,777,121	5,777,121		5,777,121	5,777,121		5,795,330	5,525,860	5,353,473
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance (in shares)	4,597,862
Percentage of outstanding common stock on last day of immediately preceding fiscal year	4.00%
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued										12,067,687
2014 Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend per share		2.10	$ 1.23
2014 Plan | Time Based Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend per share		$ 2.10	$ 1.23
2014 Plan | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued under the plan										0